UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2000

Check here if Amendment  [  ] ;  Amendment Number:
       This Amendment  (Check only one.):     [  ]  is a restatement.
                                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

/s/ Shanna S. Sullivan                Greenwich, CT              August 2, 2000
---------------------------    --------------------------     ------------------
       (Signature)                    (City, State)                  (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                 0
                                             -------------

Form 13F Information Table Entry Total:           57
                                             -------------

Form 13F Information Table Value Total:        $2,932,613
                                           -----------------
                                               (thousands)


List of Other Included Managers:

                                                 NONE

                                                            Form 13F
              Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                        6/30/00
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           Item 1              Item 2     Item 3    Item 4     Item 5         Item 6          Item 7         Item 8
       Name of Issuer           Title     Cusip    Mkt. Value  Shares   Investment Discretion  Mgrs.     Voting Authority
                                 of       Number     x $1000             Sole  SharedOther            Sole     Shared    None
                                Class                                    (A)    (B)   (C)             (A)       (B)       (C)
---------------------------------------------------------------------------------------------------------------------------------

AT&T Corporation              COMMON    001957109     78,844  2,493,100   X                         2,252,100        0   241,000
Allstate Corporation          COMMON    020002101     81,983  3,643,700   X                         3,288,700        0   355,000
Ambac Financial Group, Inc    COMMON    023139108     72,133  1,316,000   X                         1,199,100        0   116,900
American Standard Cos., Inc   COMMON    029712106     84,030  2,049,500   X                         1,868,400        0   181,100
BMC Software                  COMMON    055921100     75,096  2,058,300   X                         1,858,800        0   199,500
Baxter International Inc.     COMMON    071813109     11,742    167,000   X                           129,000        0    38,000
Bellsouth Corporation         COMMON    079860102     92,245  2,164,100   X                         1,954,100        0   210,000
Boeing Company                COMMON    097023105     69,384  1,659,400   X                         1,489,900        0   169,500
Borg-Warner Automotive, Inc   COMMON    099724106      6,463    184,000   X                           167,500        0    16,500
Capital One Financial Corp    COMMON    14040H105     16,400    367,500   X                           303,000        0    64,500
Cendant Corporation           COMMON    151313103     62,469  4,308,200   X                         3,929,200        0   379,000
CenturyTel, Inc.              COMMON    156700106     97,011  3,374,300   X                         3,034,800        0   339,500
CitiGroup, Inc.               COMMON    172967101      3,211     53,290   X                            29,250        0    24,040
Citizen's Communications      COMMON    177342201    123,555  7,162,600   X                         6,501,900        0   660,700
Compaq Computer Corporation   COMMON    204493100     64,298  2,521,500   X                         2,277,500        0   244,000
Computer Associates Int'l.    COMMON    204912109      5,707    111,500   X                           100,000        0    11,500
Cypress Semiconductor Corp    COMMON    232806109     52,956  1,253,400   X                         1,148,300        0   105,100
Dana Corporation              COMMON    235811106        236     11,151   X                                 0        0    11,151
Deere & Co.                   COMMON    244199105     42,550  1,150,000   X                         1,035,000        0   115,000
Delta Air, Inc.               COMMON    247361108     39,838    787,900   X                           715,400        0    72,500
Walt Disney Holding Company   COMMON    254687106     78,525  2,023,200   X                         1,831,200        0   192,000
Du Pont E I De Nemours & Co   COMMON    263534109     62,589  1,430,600   X                         1,281,100        0   149,500
Duke Energy Corporation       COMMON    264399106     95,885  1,689,600   X                         1,526,600        0   163,000
Dynegy Inc. (Hldg Co.)        COMMON    26816Q101    118,795  1,739,000   X                         1,572,500        0   166,500
Eaton Corporation             COMMON    278058102     84,601  1,262,700   X                         1,143,700        0   119,000
Energy Conversion Devices     COMMON    292659109        330     13,000   X                                 0        0    13,000
Engelhard Corporation         COMMON    292845104     43,890  2,572,300   X                         2,294,300        0   278,000
Freddie Mac                   COMMON    313400301     58,174  1,436,400   X                         1,281,900        0   154,500
Fannie Mae                    COMMON    313586109    107,845  2,066,500   X                         1,853,800        0   212,700
Grant Prideco Inc.            COMMON    38821G101     36,108  1,444,300   X                         1,317,800        0   126,500
HCA - The Healthcare Company  COMMON    404119109    106,142  3,494,400   X                         3,154,900        0   339,500
Hasbro Inc.                   COMMON    418056107     40,539  2,626,000   X                         2,319,500        0   306,500
Healthsouth Corporation       COMMON    421924101      9,117  1,268,500   X                         1,127,000        0   141,500
Intl Business Machines Corp.  COMMON    459200101     95,248    869,348   X                           782,000        0    87,348
Kaufman & Broad Home Corp.    COMMON    486168107     39,179  1,977,500   X                         1,763,200        0   214,300
Kimberly-Clark Company        COMMON    494368103     65,880  1,144,500   X                         1,033,000        0   111,500
Kinder Morgan Inc.            COMMON    49455P101     18,740    542,200   X                           493,700        0    48,500
Lehman Brothers Holdings      COMMON    524908100     48,995    517,100   X                           472,600        0    44,500
MBIA Inc.                     COMMON    55262C100     76,941  1,596,700   X                         1,448,200        0   148,500
Merck & Co. Inc.              COMMON    589331107      1,103     14,400   X                                 0        0    14,400
Minnesota Mining & Manufac    COMMON    604059105     62,007    742,600   X                           671,100        0    71,500
Nortel Networks Corp.         COMMON    656568102        857     12,563   X                                 0        0    12,563
Office Depot, Inc.            COMMON    676220106     52,430  8,388,800   X                         7,566,800        0   822,000
Philip Morris Co.s Inc.       COMMON    718154107        746     28,100   X                                 0        0    28,100
Polaris Industries Inc.       COMMON    731068102        256      8,000   X                                 0        0     8,000
Presidential Life Corporation COMMON    740884101        139     10,000   X                                 0        0    10,000
Providian Financial Corp.     COMMON    74406A102     76,176    846,400   X                           764,400        0    82,000
Sabre Group Holdings          COMMON    785905100      2,425     85,100   X                            65,100        0    20,000
Safeway, Inc.                 COMMON    786514208     88,968  1,971,600   X                         1,796,100        0   175,500
Sara Lee Corp.                COMMON    803111103     14,952    774,200   X                           666,200        0   108,000
SCANA Corporation New         COMMON    80589M102      6,469    268,145   X                           230,893        0    37,252
TJX Companies, Inc.           COMMON    872540109     89,934  4,796,500   X                         4,319,500        0   477,000
TRW Inc.                      COMMON    872649108     73,499  1,694,500   X                         1,530,000        0   164,500
Telephone & Data Systems      COMMON    879433100     86,606    863,900   X                           779,000        0    84,900
Thermo Electron Corporation   COMMON    883556102      6,837    324,600   X                           286,600        0    38,000
Weatherford International     COMMON    947074100     57,505  1,444,400   X                         1,318,400        0   126,000
Williams Cos. Inc.            COMMON    969457100     44,026  1,056,100   X                           949,100        0   107,000


   Totals:                       57                2,932,613